Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]
Fair Value Measurements [Abstract]
Financial Instruments Recorded at Fair Value on a Recurring Basis
The following table presents the financial instruments recorded at fair value on a recurring basis by the Plan as of December 31, 2025 and 2024:

Description	December 31, 2025	Level 1	Level 2	Level 3
Mutual funds	$363,169,532	$363,169,532	$-	$-
Common stock of NBT Bancorp Inc.	30,074,182	30,074,182	-	-
Stable value fund	17,933,465	17,933,465	-	-
Cash and money market funds	31,988	31,988	-	-
Total	$411,209,167	$411,209,167	$-	$-

Description	December 31, 2024	Level 1	Level 2	Level 3
Mutual funds	$307,131,380	$307,131,380	$-	$-
Common stock of NBT Bancorp Inc.	35,226,305	35,226,305	-	-
Stable value fund	18,539,578	18,539,578	-	-
Cash and money market funds	86,728	86,728	-	-
Total	$360,983,991	$360,983,991	$-	$-